Shareholder Report, Holdings (Details)	Sep. 30, 2025
PGIM US REAL ESTATE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
PGIM US REAL ESTATE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM US REAL ESTATE FUND - CLASS A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
PGIM US REAL ESTATE FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM US REAL ESTATE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM US REAL ESTATE FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM US REAL ESTATE FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US REAL ESTATE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM US REAL ESTATE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
PGIM US REAL ESTATE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM US REAL ESTATE FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
PGIM US REAL ESTATE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM US REAL ESTATE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM US REAL ESTATE FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM US REAL ESTATE FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US REAL ESTATE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM US REAL ESTATE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
PGIM US REAL ESTATE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM US REAL ESTATE FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
PGIM US REAL ESTATE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM US REAL ESTATE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM US REAL ESTATE FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM US REAL ESTATE FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US REAL ESTATE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM US REAL ESTATE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
PGIM US REAL ESTATE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM US REAL ESTATE FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
PGIM US REAL ESTATE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM US REAL ESTATE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM US REAL ESTATE FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM US REAL ESTATE FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US REAL ESTATE FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US REAL ESTATE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM SHORT DURATION MUNI FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MUNI FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM SHORT DURATION MUNI FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
PGIM SHORT DURATION MUNI FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM SHORT DURATION MUNI FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM SHORT DURATION MUNI FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM SHORT DURATION MUNI FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM SHORT DURATION MUNI FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
PGIM SHORT DURATION MUNI FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM SHORT DURATION MUNI FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MUNI FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM SHORT DURATION MUNI FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
PGIM SHORT DURATION MUNI FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM SHORT DURATION MUNI FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM SHORT DURATION MUNI FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM SHORT DURATION MUNI FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM SHORT DURATION MUNI FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
PGIM SHORT DURATION MUNI FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM SHORT DURATION MUNI FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MUNI FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM SHORT DURATION MUNI FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
PGIM SHORT DURATION MUNI FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM SHORT DURATION MUNI FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM SHORT DURATION MUNI FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM SHORT DURATION MUNI FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM SHORT DURATION MUNI FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
PGIM SHORT DURATION MUNI FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM SHORT DURATION MUNI FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
PGIM SHORT DURATION MUNI FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)